Consolidated Statements of Changes in Stockholders' Equity (Q2) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Cumulative-effect adjustment upon adoption of ASU 2016-13 (Note 2)	Cumulative-effect adjustment upon adoption of ASU 2016-13 (Note 2) Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2017		31,834,072
Beginning balance at Dec. 31, 2017	$ 610,339	$ 320	$ 704,101		$ (94,082)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	7,533,834
Issuance of common stock	$ 124,335	$ 75	124,260
Common stock repurchases (in shares)		(809,023)
Common stock repurchases	(15,085)	$ (8)	(15,077)
Common stock issued through distribution reinvestment plan (in shares)		739,052
Common stock issued through distribution reinvestment plan	14,023	$ 8	14,015
Share-based compensation	157		157
Offering costs	102		102
Net income/(loss)	52,825				52,825
Distributions declared	(53,009)				(53,009)
Other comprehensive income	(459)			$ (459)
Ending balance (in shares) at Dec. 31, 2018		39,303,710
Ending balance at Dec. 31, 2018	$ 733,228	$ 395	827,558	(459)	(94,266)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	4,601,904
Issuance of common stock	$ 76,892	$ 46	76,846
Common stock repurchases (in shares)		(741,853)
Common stock repurchases	(13,813)	$ (7)	(13,806)
Common stock issued through distribution reinvestment plan (in shares)		746,654
Common stock issued through distribution reinvestment plan	13,910	$ 7	13,903
Share-based compensation	156		156
Offering costs	(1,347)		(1,347)
Net income/(loss)	83,924				83,924
Distributions declared	(75,626)				(75,626)
Other comprehensive income	(519)			(519)
Ending balance (in shares) at Dec. 31, 2019		43,916,815
Ending balance at Dec. 31, 2019	$ 816,805	$ 441	903,310	(978)	(85,968)	$ (7,761)	$ (7,761)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	650,034
Issuance of common stock	$ 10,862	$ 7	10,855
Common stock repurchases (in shares)		(361,829)
Common stock repurchases	(6,715)	$ (4)	(6,711)
Common stock issued through distribution reinvestment plan (in shares)		191,326
Common stock issued through distribution reinvestment plan	3,549	$ 1	3,548
Share-based compensation	39		39
Offering costs	(136)		(136)
Net income/(loss)	(7,400)				(7,400)
Distributions declared	(20,371)				(20,371)
Other comprehensive income	(67,607)			(67,607)
Ending balance (in shares) at Mar. 31, 2020		44,396,346
Ending balance at Mar. 31, 2020	$ 721,265	$ 445	910,905	(68,585)	(121,500)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13
Beginning balance (in shares) at Dec. 31, 2019		43,916,815
Beginning balance at Dec. 31, 2019	$ 816,805	$ 441	903,310	(978)	(85,968)	(7,761)	(7,761)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	414
Ending balance (in shares) at Jun. 30, 2020		44,395,816
Ending balance at Jun. 30, 2020	753,596	$ 445	910,706	(28,266)	(129,289)
Beginning balance (in shares) at Dec. 31, 2019		43,916,815
Beginning balance at Dec. 31, 2019	816,805	$ 441	903,310	(978)	(85,968)	$ (7,761)	$ (7,761)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		650,034
Issuance of common stock	10,886	$ 6	10,880
Common stock repurchases (in shares)		(579,467)
Common stock repurchases	(10,259)	$ (6)	(10,253)
Common stock issued through distribution reinvestment plan (in shares)		511,899
Common stock issued through distribution reinvestment plan	8,814	$ 5	8,809
Share-based compensation	193		193
Offering costs	(214)		(214)
Net income/(loss)	54,746				54,746
Distributions declared	(67,488)				(67,488)
Other comprehensive income	(7,278)			(7,278)
Ending balance (in shares) at Dec. 31, 2020		44,510,051
Ending balance at Dec. 31, 2020	$ 798,444	$ 446	912,725	(8,256)	(106,471)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2016-13
Beginning balance (in shares) at Mar. 31, 2020		44,396,346
Beginning balance at Mar. 31, 2020	$ 721,265	$ 445	910,905	(68,585)	(121,500)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	25		25
Common stock repurchases (in shares)		(11,306)
Common stock repurchases	(192)		(192)
Common stock issued through distribution reinvestment plan (in shares)		6
Common stock issued through distribution reinvestment plan	$ (57)		(57)
Share-based compensation (in shares)	10,770
Share-based compensation	$ 57		57
Offering costs	(32)		(32)
Net income/(loss)	7,814				7,814
Distributions declared	(15,603)				(15,603)
Other comprehensive income	40,319			40,319
Ending balance (in shares) at Jun. 30, 2020		44,395,816
Ending balance at Jun. 30, 2020	753,596	$ 445	910,706	(28,266)	(129,289)
Beginning balance (in shares) at Dec. 31, 2020		44,510,051
Beginning balance at Dec. 31, 2020	798,444	$ 446	912,725	(8,256)	(106,471)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock repurchases (in shares)		(521,796)
Common stock repurchases	(9,147)	$ (5)	(9,142)
Common stock issued through distribution reinvestment plan (in shares)		147,404
Common stock issued through distribution reinvestment plan	2,585	$ 2	2,583
Share-based compensation	55		55
Offering costs	(21)		(21)
Net income/(loss)	30,146				30,146
Distributions declared	(15,644)				(15,644)
Other comprehensive income	8,042			8,042
Ending balance (in shares) at Mar. 31, 2021		44,135,659
Ending balance at Mar. 31, 2021	814,460	$ 443	906,200	(214)	(91,969)
Beginning balance (in shares) at Dec. 31, 2020		44,510,051
Beginning balance at Dec. 31, 2020	798,444	$ 446	912,725	(8,256)	(106,471)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	60,156
Ending balance (in shares) at Jun. 30, 2021		44,284,833
Ending balance at Jun. 30, 2021	831,276	$ 444	908,689	0	(77,857)
Beginning balance (in shares) at Mar. 31, 2021		44,135,659
Beginning balance at Mar. 31, 2021	$ 814,460	$ 443	906,200	(214)	(91,969)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	504
Common stock repurchases (in shares)		(3,784)
Common stock repurchases	$ (66)		(66)
Common stock issued through distribution reinvestment plan (in shares)		141,270
Common stock issued through distribution reinvestment plan	$ 2,524	$ 1	2,523
Share-based compensation (in shares)	11,184
Share-based compensation	$ 53		53
Offering costs	(21)		(21)
Net income/(loss)	30,010				30,010
Distributions declared	(15,898)				(15,898)
Other comprehensive income	214			214
Ending balance (in shares) at Jun. 30, 2021		44,284,833
Ending balance at Jun. 30, 2021	$ 831,276	$ 444	$ 908,689	$ 0	$ (77,857)